Income Tax - Summary Of Temporary Difference Unused Tax Losses And Unused Tax Credits (Parenthetical) (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block 1 [Abstract]
Deferred tax liability (asset)	$ 76,962	$ 82,679	$ 39,192
Deferred tax liabilities	96,397	91,972
Deferred tax assets	$ 19,435	$ 9,293